Segments - Summary of revenue generated for the respective countries (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Segment
Net revenues	$ 107,148	$ 88,565
The PRC
Segment
Net revenues	94,291	79,386
Hong Kong
Segment
Net revenues	12,833	8,695
Others
Segment
Net revenues	$ 24	$ 484